Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total revenue	$ 128,518	$ 5,387	$ 31,304	$ 70,903
Subscription and License [Member]
Product Information [Line Items]
Total revenue			27,804	54,483
Training and Education [Member]
Product Information [Line Items]
Total revenue			$ 3,500	$ 16,420
Subscription License and Software Revenue [Member]
Product Information [Line Items]
Total revenue		5,387
Professional Services [Member]
Product Information [Line Items]
Total revenue	$ 128,518